UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 11, 2025 to November 13, 2025

Commission File Number of Issuing entity:	333-191331-10

Central Index Key Number of issuing entity:	0001652672

GS Mortgage Securities Trust 2015-GC34
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001576832
0001682511
0001558761

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Starwood Mortgage Funding I LLC
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor(s) as specified in its charter)

Scott Epperson (212) 934-2882
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3982901
38-3982902
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust Company, National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒
A-2	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒
A-AB	☐	☐	☒
X-A	☐	☐	☒
X-B	☐	☐	☒
A-S	☐	☐	☒
B	☐	☐	☒
PEZ	☐	☐	☒
C	☐	☐	☒
D	☐	☐	☒
X-D	☐	☐	☒

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

Explanatory Note: This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on November 20, 2025 (SEC Accession No. 0001853620-25-000283) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders. The payment revisions resulted from a misapplication of certain non-recoverable advances resulting in realized losses in a prior payment period that were not applied in reduction of the principal balance of the Class A-4 Certificates. This resulted in overpayments of principal to the Class A-4 Certificateholders and underpayments of interest to the Class A-4, Class X-A, Class A-S and Class B Certificateholders in prior payment periods. The payment adjustments to correct the errors were applied to the November 2025 distribution and resulted in a claw back of principal from the Class A-4 Certificateholders in an amount equal to $331,587.36. The claw back of principal was reallocated as interest payments to the Class A-4 Certificateholders in an amount equal to $3,147.57, the Class X-A Certificateholders in an amount equal to $1,049.70, the Class A-S Certificateholders in an amount equal to $299,260.42 and the Class B Certificateholders in an amount equal to $28,129.67.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On November 13, 2025 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2015-GC34. The distribution report is attached as an Exhibit to this Form 10-D/A, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2015-GC34 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 11, 2025 to November 13, 2025.

The Depositor has filed a Form ABS-15G on February 12, 2025. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 13, 2025. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (GSMC), one of the sponsors, has filed a Form ABS-15G on November 14, 2025. The CIK number of GSMC is 0001541502.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 16, 2021. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Funding I LLC, one of the sponsors, has filed a Form ABS-15G on January 23, 2025. The CIK number of Starwood Mortgage Funding I LLC is 0001682511. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending, L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on October 17, 2025. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 6. Significant Obligors of Pool Assets.
The Illinois Center Mortgage Loan is a significant obligor within the meaning of item 1101(k) of Regulation AB and as disclosed in the Prospectus Supplement for GS Commercial Mortgage Pass-Through Certificates Series 2015-GC34. Based on the borrower's operating statement with an end date of June 30, 2025, Loan 304591001 (Prosupp ID 1) has an unaudited net operating income of $4,954,978.00 for the twelve-month period ended June 30, 2025. There is no new activity to report at this time.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1) Amended monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC34, relating to the November 13, 2025 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: January 16, 2026	/s/ Scott Epperson
Name: Scott Epperson
Title: CEO

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Amended monthly report distributed to holders of GS Mortgage Securities Trust 2015-GC34, relating to the November 13, 2025 distribution.